Interest Receivable	12 Months Ended
Dec. 31, 2011
Interest Receivable
Interest Receivable	Note 8 - Interest Receivable
	December 31,
	2011	2010
	(In Thousands)

Loans	$4,181	$4,340
Securities	816	863

	$4,997	$5,203